Discontinued operations - Summary of Gain on Sale of Discontinued operations (Parenthetical) (Details) - CAD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure of analysis of single amount of discontinued operations [line items]
Income tax	$ 0	$ 0	$ 0	$ 0
Discontinued Operations
Disclosure of analysis of single amount of discontinued operations [line items]
Income tax	$ 0		$ 0	$ 0